Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended			72 Months Ended		120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025
American Funds® International Vantage Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	13.26%			7.53%	6.92%	[2]
American Funds® International Vantage Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	18.31%			8.05%	7.26%	[3]
American Funds® International Vantage Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	17.46%			8.59%	7.80%	[4]
American Funds® International Vantage Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class F-1
Average Annual Return, Percent	[1]	20.19%			8.89%	8.06%	[5]
American Funds® International Vantage Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class F-2
Average Annual Return, Percent	[1]	20.54%			9.19%	8.35%	[6]
American Funds® International Vantage Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class F-3
Average Annual Return, Percent	[1],[7]	20.64%			9.30%			8.42%
American Funds® International Vantage Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	15.94%			8.07%	7.36%	[8]
American Funds® International Vantage Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	18.26%			8.05%	7.36%	[9]
American Funds® International Vantage Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-E
Average Annual Return, Percent	[1]	19.90%			8.64%	7.85%	[10]
American Funds® International Vantage Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	17.41%			8.53%	7.77%	[11]
American Funds® International Vantage Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-F-1
Average Annual Return, Percent	[1]	20.43%			9.10%	8.25%	[12]
American Funds® International Vantage Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-F-2
Average Annual Return, Percent	[1]	20.48%	9.13%	[13]	9.14%
American Funds® International Vantage Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-F-3
Average Annual Return, Percent	[1]	20.64%	9.22%	[14]	9.23%
American Funds® International Vantage Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-1
Average Annual Return, Percent	[1]	19.43%			8.26%	7.60%	[15]
American Funds® International Vantage Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-2
Average Annual Return, Percent	[1]	19.35%			8.22%	7.53%	[16]
American Funds® International Vantage Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-2E
Average Annual Return, Percent	[1]	19.68%			8.53%	7.78%	[17]
American Funds® International Vantage Fund - R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-3
Average Annual Return, Percent	[1]	19.84%			8.58%	7.84%	[18]
American Funds® International Vantage Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-4
Average Annual Return, Percent	[1]	20.18%			8.92%	8.11%	[19]
American Funds® International Vantage Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-5E
Average Annual Return, Percent	[1]	20.41%			9.13%	8.31%	[20]
American Funds® International Vantage Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-5
Average Annual Return, Percent	[1]	20.59%			9.24%	8.41%	[21]
American Funds® International Vantage Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class R-6
Average Annual Return, Percent	[1]	20.66%			9.30%	8.46%	[22]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	20.17%			8.81%	7.99%	[2]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class C (without sales charge)
Average Annual Return, Percent	[23]	19.31%			8.05%	7.26%	[3]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class T (without sales charge)
Average Annual Return, Percent	[23]	20.47%			9.14%	8.26%	[4]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	20.15%			8.85%	8.00%	[8]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	19.26%			8.05%	7.36%	[9]
Without Sales Load [Member] | American Funds® International Vantage Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds International Vantage Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	20.42%			9.08%	8.23%	[11]
MSCI EAFE (Europe, Australasia, Far East) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index
Average Annual Return, Percent	[23]	23.03%	12.32%	[13],[14]	12.33%	8.70%	[2],[3],[4],[5],[6],[8],[9],[10],[11],[12],[15],[16],[17],[18],[19],[20],[21],[22]	7.48%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on November 8, 2019.
[3]	Class C shares were first offered on November 8, 2019.
[4]	Class T shares were first offered on November 8, 2019.
[5]	Class F-1 shares were first offered on November 8, 2019.
[6]	Class F-2 shares were first offered on November 8, 2019.
[7]	The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
[8]	Class 529-A shares were first offered on November 8, 2019.
[9]	Class 529-C shares were first offered on November 8, 2019.
[10]	Class 529-E shares were first offered on November 8, 2019.
[11]	Class 529-T shares were first offered on November 8, 2019.
[12]	Class 529-F-1 shares were first offered on November 8, 2019.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on November 8, 2019.
[16]	Class R-2 shares were first offered on November 8, 2019.
[17]	Class R-2E shares were first offered on November 8, 2019.
[18]	Class R-3 shares were first offered on November 8, 2019.
[19]	Class R-4 shares were first offered on November 8, 2019.
[20]	Class R-5E shares were first offered on November 8, 2019.
[21]	Class R-5 shares were first offered on November 8, 2019.
[22]	Class R-6 shares were first offered on November 8, 2019.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.